Income Taxes - Schedule of Statutory US Federal Effective Tax Rate (Details) (10-K)	12 Months Ended
Mar. 31, 2019
Income Taxes - Schedule Of Statutory Us Federal Effective Tax Rate Details
Federal income tax at statutory rate	(21.00%)
State income tax, net of federal benefit	(6.62%)
Permanent items	0.00%
Change in valuation allowance	36.10%
Research and development tax credits	(3.71%)
Other	(4.77%)
Effective income tax expense rate	0.00%